UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

(Amendment No. 1)

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly distribution period from April 1, 2014 to April 30, 2014

Commission File Number of issuing entity: 333-180147-08

SANTANDER DRIVE AUTO RECEIVABLES TRUST 2013-5

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-180147

SANTANDER DRIVE AUTO RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

SANTANDER CONSUMER USA INC.

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

8585 North Stemmons Freeway

Suite 1100-N

Dallas, Texas 75247

(Address of principal executive offices of issuing entity)

(214) 292-1930

(Telephone number, including area code)

90-6257444

(I.R.S. Employer Identification No.)

N/A

(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10–D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10–D relates is set forth in Exhibit 99.1 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

EXPLANATORY NOTE

The purpose of this Amendment No. 1 to our Distribution Report on Form 10-D for the monthly distribution period from April 1, 2014 to April 30, 2014, as filed with the Securities and Exchange Commission on May 15, 2014 (the “Original Form 10-D”), is to incorporate the information set forth under Item 8 of Part I below. No other changes have been made to the Original Form 10-D other than the change described in the preceding sentence. Other than as described under Item 8 of Part I below, this Amendment No. 1 does not reflect subsequent events occurring after the filing date of the Original Form 10-D.

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

This Form 10-D/A incorporates the distribution report by reference to Exhibit 99.1 of Form 10-D filed by the registrant on May 15, 2014 (File No. 333-180147-08).

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

None

ITEM 3 – Sales of Securities and Use of Proceeds.

None

ITEM 4 – Defaults Upon Senior Securities.

None

ITEM 5 – Submission of Matters to a Vote of Security Holders.

None

ITEM 6 – Significant Obligors of Pool Assets.

None

ITEM 7 – Significant Enhancement.

None

ITEM 8 – Other Information.

On May 20, 2014, Santander Consumer USA Inc. (“SCUSA”), servicer for Santander Drive Auto Receivables Trust 2013-5 (the “Issuer”), became aware of an error in the distribution of principal to the Issuer’s Class A-2 Noteholders.

Under the Issuer’s Indenture, Sale and Servicing Agreement and other transaction documents (the “transaction documents”), after payment in full of the Class A-1 Notes, holders of the Class A-2-A and Class A-2-B Notes are required to receive principal ratably until all of the Class A-2-A and Class A-2-B Notes are paid in full. However, after the payment in full of the Class A-1 Note Balance (as defined in the Sale and Servicing Agreement) on the April 15, 2014 payment date, principal payments instead were made solely to the Class A-2-A Noteholders on that payment date and the May 15, 2014 payment date. This resulted in an accelerated payment of principal to the Class A-2-A Noteholders and delayed payment of principal to the Class A-2-B Noteholders.

The Issuer’s transaction was SCUSA’s first transaction in several years that featured a Class of Notes with both a fixed rate and a floating rate subclass where principal payments were to be distributed pro-rata between the Class A-2-A Notes and the Class A-2-B Notes. In error, the principal payments were paid sequentially to only the Class A-2-A Notes instead of ratably between the Class A-2-A Notes and the Class A-2-B Notes.

To correct the errors made on the April and May 2014 payment dates, SCUSA intends to cause the transaction documents to be amended to require approximately $71 million to be deposited to the Issuer on the June 2014 payment date, which amount will be distributed to the Class A-2-B Noteholders. This action will bring into parity the respective Note Balances of the Class A-2-A and Class A-2-B Notes. This amendment will be subject to satisfaction of the Rating Agency Condition (as defined in the Sale and Servicing Agreement).

In addition, SCUSA will implement additional processes and enhance controls to ensure payment distributions accurately reflect the legal documentation and transaction structure going forward.

ITEM 9 – Exhibits

(a)	The following is a list of documents filed as part of this Report on Form 10-D:

Exhibit 99.1 Monthly Servicer’s Certificate dated May 7, 2014, incorporated by reference to Exhibit 99.1 of Form 10-D filed by the registrant on May 15, 2014 (File No. 333-180147-08).

(b)	The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K (17 CFR 229.601) are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: May 27, 2014

SANTANDER DRIVE AUTO RECEIVABLES TRUST 2013-5
(Issuing Entity)

By: SANTANDER CONSUMER USA INC.
(Servicer)

By:	/s/ Jennifer Popp
Name:	Jennifer Popp
Title:	Chief Accounting Officer

EXHIBIT INDEX

Exhibit No.	Description

99.1	Monthly Servicer’s Certificate dated May 7, 2014, incorporated by reference to Exhibit 99.1 of Form 10-D filed by the registrant on May 15, 2014 (File No. 333-180147-08).

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